Changes in liabilities from financing activities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Reconciliation of Liabilities Arising from Financing Activities

	2020
	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
January 1	9,041,645	1,095	692,951	9,735,691
Changes in cash flow from financing activities	(1,326,857)	575	(84,928)	(1,411,210)
Adjustment of right-of-use assets	—	—	249,030	249,030
Reclassification	—	20,000	—	20,000
Amortization of loan fees	7,581	—	—	7,581
Amortization of interest expense	11,196	—	13,442	24,638
December 31	7,733,565	21,670	870,495	8,625,730

	2021
	Short-term bank loans	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000	NT$000
January 1	—	7,733,565	21,670	870,495	8,625,730
Changes in cash flow from financing activities	731,751	1,652,332	(45)	(289,668)	2,094,370
Adjustment of right-of-use assets	—	—	—	255,179	255,179
Amortization of loan fees	—	7,646	—	—	7,646
Amortization of interest expense	—	19,822	—	15,245	35,067
December 31	731,751	9,413,365	21,625	851,251	11,017,992

	2022
	Short-term bank loans	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000	NT$000
January 1	731,751	9,413,365	21,625	851,251	11,017,992
Changes in cash flow from financing activities	(731,751)	4,513,672	(25)	(237,869)	3,544,027
Adjustment of right-of-use assets	—	—	—	292,464	292,464
Amortization of loan fees	—	10,026	—	—	10,026
Amortization of interest expense	—	30,738	—	14,556	45,294
December 31	—	13,967,801	21,600	920,402	14,909,803